Stockholders' Equity and Regulatory Capital (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Kentucky First Federal [Member]
Banking And Thrift [Line Items]
Common Equity Tier 1 capital ratio, Actual Amount	$ 51,767	$ 52,696
Common Equity Tier 1 capital ratio, Actual Ratio	26.80%	29.50%
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 8,685	$ 8,050
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	4.50%	4.50%
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio
Tier 1 (core) capital ratio, Actual Amount	$ 51,767	$ 52,696
Tier 1 (core) capital ratio, Actual Ratio	26.80%	29.50%
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 11,581	$ 10,733
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	6.00%	6.00%
Tier 1 (core) capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount
Tier 1 (core) capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio
Total capital ratio, Actual Amount	$ 53,223	$ 54,272
Total capital ratio, Actual Ratio	27.50%	30.30%
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 15,441	$ 14,311
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount
Total capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio
Tier 1 leverage capital to average assets, Actual Amount	$ 51,767	$ 52,696
Tier 1 leverage capital to average assets, Actual Ratio	16.70%	17.50%
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Amount	$ 12,424	$ 12,035
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 leverage capital to average assets, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount
Tier 1 leverage capital to average assets, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio
First Federal of Hazard [Member]
Banking And Thrift [Line Items]
Common Equity Tier 1 capital ratio, Actual Amount	$ 18,275	$ 18,221
Common Equity Tier 1 capital ratio, Actual Ratio	38.50%	43.60%
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 2,139	$ 1,883
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	4.50%	4.50%
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 3,090	$ 2,720
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	6.50%	6.50%
Tier 1 (core) capital ratio, Actual Amount	$ 18,275	$ 18,221
Tier 1 (core) capital ratio, Actual Ratio	38.50%	43.60%
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 2,852	$ 2,511
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	6.00%	6.00%
Tier 1 (core) capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 8,724	$ 3,348
Tier 1 (core) capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	6.00%	8.00%
Total capital ratio, Actual Amount	$ 18,816	$ 18,745
Total capital ratio, Actual Ratio	39.60%	44.80%
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 3,803	$ 3,348
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 4,753	$ 4,184
Total capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 leverage capital to average assets, Actual Amount	$ 18,275	$ 18,221
Tier 1 leverage capital to average assets, Actual Ratio	22.30%	24.30%
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Amount	$ 3,285	$ 2,996
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 leverage capital to average assets, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 4,106	$ 3,745
Tier 1 leverage capital to average assets, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
First Federal of Kentucky [Member]
Banking And Thrift [Line Items]
Common Equity Tier 1 capital ratio, Actual Amount	$ 29,659	$ 30,502
Common Equity Tier 1 capital ratio, Actual Ratio	20.40%	21.30%
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 6,543	$ 6,443
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	4.50%	4.50%
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 9,451	$ 9,306
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	6.50%	6.50%
Tier 1 (core) capital ratio, Actual Amount	$ 29,659	$ 30,502
Tier 1 (core) capital ratio, Actual Ratio	20.40%	21.30%
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 8,724	$ 8,590
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	6.00%	6.00%
Tier 1 (core) capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 11,632	$ 11,454
Tier 1 (core) capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	8.00%	8.00%
Total capital ratio, Actual Amount	$ 30,574	$ 31,462
Total capital ratio, Actual Ratio	21.00%	22.00%
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 11,632	$ 11,454
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 14,540	$ 14,317
Total capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 leverage capital to average assets, Actual Amount	$ 29,659	$ 30,502
Tier 1 leverage capital to average assets, Actual Ratio	12.90%	13.50%
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Amount	$ 9,175	$ 9,046
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 leverage capital to average assets, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 11,469	$ 11,308
Tier 1 leverage capital to average assets, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%